Classification and measurement of financial instruments - Summary of Fair Value Measurement Hierarchy of Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Loans and other borrowings	$ (2,396)	$ (2,845)
GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	0	(233)
EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	(534)	(565)
GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(365)	(408)
GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(423)	(473)
EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(539)	(570)
GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	(480)	(537)
Fair value [member] | GBP173m 3.875% bonds 2022 [member]
Liabilities
Loans and other borrowings	0	(239)
Fair value [member] | EUR500m 1.625% bonds 2024 [member]
Liabilities
Loans and other borrowings	(511)	(585)
Fair value [member] | GBP300m 3.75% bonds 2025 [member]
Liabilities
Loans and other borrowings	(344)	(428)
Fair value [member] | GBP350m 2.125% bonds 2026 [member]
Liabilities
Loans and other borrowings	(367)	(471)
Fair value [member] | EUR500m 2.125% bonds 2027 [member]
Liabilities
Loans and other borrowings	(492)	(601)
Fair value [member] | GBP400m 3.375% bonds 2028 [member]
Liabilities
Loans and other borrowings	$ (417)	$ (566)